Finance and other costs - Detailed Information about Finance and Other Costs (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Finance and other costs [abstract]
Interest expense on financial liabilities at amortised cost	[1]	₨ 51,844	$ 709	₨ 56,175	₨ 60,712
Unwinding of discount on provisions		721	10	962	936
Net foreign exchange loss on borrowings and creditors for capital expenditure		(180)	(3)	4,789	2,721
Transaction costs paid to the ultimate parent company		1,032	14
Other finance costs		2,502	34	2,588	2,792
Net interest on defined benefit arrangements		194	3	212	210
Capitalisation of finance costs	[2]	(3,158)	(43)	(10,169)	(8,345)
Finance and other costs		₨ 52,955	$ 724	₨ 54,557	₨ 59,026

[1]	Includes interest expense on lease liabilities for the year ended March 31, 2020 and March 31, 2021 of ₹ 247 million and ₹ 278 million ($ 4 million).
[2]	Interest rate of 7.3%, 7.49% and 6.91% was used to determine the amount of general borrowing costs eligible for capitalization in respect of qualifying asset for the year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively.